LEASES	12 Months Ended
Dec. 31, 2025
Leases
LEASES

4.	LEASES

The Company has operating leases for real estate and vehicles. The Company has finance leases for equipment and construction land space. Leases are classified as finance leases because ownership of the underlying assets transfers at the end the lease term. Remaining lease terms for these leases range from less than one year to nine years.

The Company does not record leases with a term of 12 months or less on the balance sheet.

FORAFRIC GLOBAL PLC AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Continued)

Supplemental balance sheet information related to leases was as follows:

	Balance Sheet	December 31,
	Classification	2025	2024
		(in thousands)
Assets
Operating leases	Right-of-use assets	$6,624	$6,931
Finance leases	Right-of-use assets	9,703	9,252
Total assets		$16,327	$16,183

Liabilities
Current liabilities
Operating leases	Current portion of long-term debt	$713	$635
Finance leases	Current portion of long-term debt	73	390
Total current liabilities		786	1,025
Noncurrent liabilities
Operating leases	Long-term debt	5,515	5,893
Finance leases	Long-term debt	75	182
Total noncurrent liabilities		5,590	6,075
Total liabilities		$6,376	$7,100

Right-of-use assets and their corresponding lease liabilities are measured and recognized based on the present value of the future minimum lease payments over the lease term at the commencement date.

Discount Rates

For the majority of its leases, the Company uses the rate implicit in the lease. For leases without an implicit rate, the Company uses its incremental borrowing rate based on the information available at the commencement date in determining the present value of future payments for those leases.

The weighted-average discount rates for the Company’s leases were as follows:

	December 31,
	2025	2024
Operating leases	5.2%	5.2%
Finance leases	6.6%	7.0%

Lease Payments

The Company includes lease payments under options to extend or terminate the lease in the measurement of the right-of-use asset and lease liability when it is reasonably certain that it will exercise such options. Fixed lease costs represent the explicitly quantified lease payments prescribed by the lease agreement and are included in the measurement of the right-of-use asset and corresponding lease liability.

The weighted-average remaining lease term of the Company’s leases were as follows:

	December 31,
	2025	2024
Operating leases	8.8 years	9.5 years
Finance leases	0.9 years	0.5 years

FORAFRIC GLOBAL PLC AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Continued)

The components of lease expense for the year ended December 31, 2025, 2024, and 2023 were as follows:

	December 31,
	2025	2024	2023
	(in thousands)
Operating lease cost	$795	$810	$581
Finance lease cost:
Amortization of right-of-use assets	521	543	478
Interest on lease liabilities	24	81	156
Total lease cost	$1,340	$1,434	$1,215

As of December 31, 2025, future maturities of lease liabilities were as follows:

	Operating Leases	Finance Leases
	(in thousands)
2026	1,072	115
2027	1,004	84
2028	967	40
2029	901	-
2030	778	-
Thereafter	3,394	-
Total lease payments	8,116	239
Less: Interest	(1,888)	(91)
Present value of lease liabilities	$6,228	$148

Other information related to leases for the year ended December 31, 2025, 2024, and 2023 were as follows:

	December 31,
	2025	2024	2023
	(in thousands)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used for operating leases	$795	$810	$581
Operating cash flows used for finance leases	$521	$543	$478
Financing cash flows used for finance leases	$24	$81	$156